Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Common Stock Warrants
Schedule of Warrants to Purchase Common Stock Outstanding

The following is a summary of information about our warrants to purchase common stock outstanding at December 31, 2022.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise Prices	Shares Underlying Warrants Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares Underlying Warrants Exercisable	Weighted Average Exercise Price
$0.25-$0.50	11,511,650	2.43 years	$0.25-$0.50	11,511,650	$0.25-$0.50

Schedule of Fair value Assumption of Warrants

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2022	2021

Average risk-free interest rates	3.79%	0.47%
Average expected life (in years)	5.00	3.00
Volatility	157%	197%

Schedule of Warrants Activity

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2020	7,511,650	$0.25
Warrants granted	3,500,000	0.39
Balance, December 31, 2021	11,011,650	0.30
Warrants granted	500,000	0.25
Balance, December 31, 2022	11,511,650	$0.29

Exercisable, December 31, 2022	11,511,650	$0.29

Schedule of Effective Income Tax Rate
	December 31,
	2022	2021
Federal statutory income tax rate	21%	21%
State income taxes	-%	-%
Change in valuation allowance	(21%)	(21%)
Net effective income tax rate	-	-

Schedule of Deferred Tax Asset

The components of the Company’s deferred tax asset are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry forwards	$1,950,000	$1,535,000

Net deferred tax assets before valuation allowance	$1,950,000	$1,535,000
Less: Valuation allowance	(1,950,000)	(1,535,000)
Net deferred tax assets	$-	$-